Other liabilities (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Composition by maturity of financial leases and details of operating leases
Total	R$ 342,089	R$ 857,212
Due within one year
Composition by maturity of financial leases and details of operating leases
Total	296,691	564,337
From 1 to 2 years
Composition by maturity of financial leases and details of operating leases
Total	45,398	256,327
From 2 to 3 years
Composition by maturity of financial leases and details of operating leases
Total	R$ 0	R$ 36,548